RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

During October, 2009, we sold 2,000,000 shares of common stock at a per share price of $0.042, valued at $83,000 to Florence Signorello, an accredited investor who is the mother of John Signorello, our chief executive officer. The fair market value of our common stock on the date of the transaction was $0.145 per share, and was recorded as a subscription receivable as a contra equity account on our balance sheet. As of September 30, 2012 we had not received the proceeds from the investor and as a result we have written off this receivable and taken an $83,000 expense from this bad debt.

While six out of the seven board members qualify as unrelated and independent, as they are independent from management and free from any interest, function, business or other relationship that could, or could reasonably be perceived to, materially interfere with the Director's ability to act in the our best interest, we do not have any policies or procedures for the review, approval or ratification of any related party transactions and no review or ratification of any of the foregoing related party transactions by our board has occurred.